Trade and Other Receivables - Schedule of Trade and Other Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Trade and Other Receivables [Abstract]
Trade receivables - third parties	RM 6,274,545	$ 1,490,957	RM 7,119,565
Less: Allowance for expected credit losses of trade receivables – third parties	(141,849)	(33,706)	(243,021)	$ (57,747)	RM (243,021)
Trade receivables - third parties, net	6,132,696	1,457,251	6,876,544
Deposits	194,501	46,217	188,181
Prepayments	4,594,892	1,091,838	8,395
Advance to suppliers	295,672	70,258	295,827
Deferred IPO expenses			8,054,139
Sundry receivables	1,970	468	1,642
Total Trade receivables	RM 11,219,731	$ 2,666,032	RM 15,424,728